Exhibit 99.1

Citigroup Commercial Mortgage Trust 2016-C2
Commercial Mortgage Pass-Through Certificates, Series 2016-C2

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citigroup Global Markets Realty Corp.

Citigroup Global Markets Inc.

Rialto Mortgage Finance, LLC

MC-Five Mile Commercial Mortgage Finance LLC

Walker & Dunlop Commercial Property Funding I CB, LLC

Drexel Hamilton, LLC

Morgan Stanley & Co. LLC

3 August 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citigroup Global Markets Realty Corp. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013	Rialto Mortgage Finance, LLC 299 Park Avenue, 6th Floor New York, New York 10171

MC-Five Mile Commercial Mortgage Finance LLC 680 Fifth Avenue New York, New York 10019	Walker & Dunlop Commercial Property Funding I CB, LLC 535 Madison Avenue, 12th Floor New York, New York 10022

Drexel Hamilton, LLC 77 Water Street New York, New York 10005	Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036

Re:	Citigroup Commercial Mortgage Trust 2016-C2 Commercial Mortgage Pass-Through Certificates, Series 2016-C2 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies, which are described on Exhibit 1 to Attachment A, for the Mortgage Loans (the “Multiple Property Loans”) secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained on the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	A draft of the preliminary prospectus for the Citigroup Commercial Mortgage Trust 2016-C2 securitization transaction (the “Draft Preliminary Prospectus”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Prospectus or any other information provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 August 2016

Attachment A Page 1 of 15

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the beneficial ownership interests in Citigroup Commercial Mortgage Trust 2016-C2 (the “Issuing Entity”) that will be established by the Depositor and
b.	The Issuing Entity’s primary assets will be a pool of 44 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on various types of commercial, multifamily and manufactured housing community properties.

Procedures performed and our associated findings

1.	We obtained from Citigroup Global Markets Realty Corp. (“Citigroup”), Rialto Mortgage Finance, LLC (“Rialto”), MC-Five Mile Commercial Mortgage Finance LLC (“MC-Five Mile”) and Walker & Dunlop Commercial Property Funding I CB, LLC (“Walker & Dunlop,” together with Citigroup, Rialto and MC-Five Mile, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information on certain mortgage loans as of the related due date of each mortgage loan in August 2016 or, in the case of any mortgage loan that has its first due date subsequent to August 2016, the date that would have been its due date in August 2016 under the terms of the mortgage loan if a monthly payment were scheduled to be due in that month (collectively, the “Cut-off Date”) and
b.	A record layout and decode table related to each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 to Attachment A provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph in this Item 3.

Attachment A Page 2 of 15

3. (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3., and provided a list of such differences to the Mortgage Loan Sellers, on behalf of the Depositor. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 1. through 4. above, we received an electronic data file from Citigroup, on behalf of the Depositor (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files), that Citigroup, on behalf of the Depositor, indicated contains information on the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Due Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (the “Related Groups”). We compared the “Related Group” information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 15

8.	Using the:
a.	First Due Date and
b.	Maturity / ARD Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term To Maturity / ARD (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Due Date and
b.	First P&I Due Date

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 16 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), both as shown on the Final Data File, we recalculated the “Original Interest-Only Period (Mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Original Term To Maturity / ARD (Mos.)” for the “Original Interest-Only Period (Mos.)” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%) and
c.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 10.), all as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

Attachment A Page 4 of 15

11.	Using the:
a.	Original Term To Maturity / ARD (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Original Amortization Term (Mos.) and
d.	Seasoning

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity / ARD (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Remaining Amortization Term (Mos.)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term (Mos.)” characteristic.

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Seasoning,
d.	Original Interest-Only Period (Mos.),
e.	First Due Date,
f.	Maturity / ARD Date,
g.	Mortgage Loan Rate (%) and
h.	Monthly Debt Service ($)

of each Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies described on Exhibit 1 to Attachment A for the Underlying Properties associated with each Multiple Property Loan, we recalculated:

i.	The principal balance of each Mortgage Loan as of the Cut-off Date (the “Cut-off Date Balance ($)”),
ii.	The principal balance of each Multiple Property Loan and its related Underlying Properties as of the Cut-off Date (the “Allocated Cut-off Date Loan Amount ($)”) and
iii.	The principal balance of each Mortgage Loan as of the “Maturity / ARD Date” of the Mortgage Loan (the “Balloon Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Attachment A Page 5 of 15

13.	For each Pari Passu Mortgage Loan (as defined in Note 15 of Exhibit 2 to Attachment A), Citigroup, Rialto and MC-Five Mile, on behalf of the Depositor, instructed us to use the information on the applicable Source Documents to recalculate:
a.	The aggregate principal balance of the related Companion Loan(s) (as defined in Note 15 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)”) and
b.	The aggregate principal balance of the related Companion Loan(s) as of the “Maturity / ARD Date” of the related Whole Loan (as defined in Note 15 of Exhibit 2 to Attachment A) (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Citigroup, Rialto and MC-Five Mile, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<Blank>” for the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics.

14.	For each Pari Passu Mortgage Loan, Citigroup, Rialto and MC-Five Mile, on behalf of the Depositor, instructed us to recalculate the aggregate annual debt service of the related Companion Loan(s) (the “Pari Passu Companion Loan Annual Debt Service”) as twelve (12) times the “Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<Blank>” for the “Pari Passu Companion Loan Annual Debt Service ($)” characteristic.

15.	Using the:
a.	Mortgage Loan Rate (%) and
b.	Administrative Fee Rate (%)

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate (%)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 15

16.	Using:
a.	Information on the Final Data File,
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Prospectus and
c.	The applicable calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the succeeding paragraphs of this Item 16.,

we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	2013 NCF DSCR,
iv.	2014 NCF DSCR,
v.	2015 NCF DSCR,
vi.	Most Recent NCF DSCR,
vii.	Cut-off Date LTV Ratio (%),
viii.	LTV Ratio at Maturity / ARD (%),
ix.	Debt Yield on Underwritten Net Operating Income (%),
x.	Debt Yield on Underwritten Net Cash Flow (%),
xi.	% of Initial Pool Balance,
xii.	Annual Debt Service ($),
xiii.	Net Mortgage Loan Rate (%) and
xiv.	Loan Per Unit ($)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “2013 NCF DSCR,” “2014 NCF DSCR,” “2015 NCF DSCR” and “Most Recent NCF DSCR” to two decimal places and the “Cut-off Date LTV Ratio (%),” “LTV Ratio at Maturity / ARD (%),” “Debt Yield on

Underwritten Net Operating Income (%)” and “Debt Yield on Underwritten Net Cash Flow (%)” to the nearest 1/10th of one percent.

For the purpose of recalculating the:

a.	Cut-off Date LTV Ratio (%) and
b.	LTV Ratio at Maturity /ARD (%)

characteristics for the Stone Ranch Apartments Mortgage Loan (as defined in Note 6 of Exhibit 2 to Attachment A), Rialto, on behalf of the Depositor, instructed us to use the “As Stabilized Appraised Value ($),” as shown on the Final Data File.

Attachment A Page 7 of 15

16. (continued)

For the purpose of recalculating the:

a.	Cut-off Date LTV Ratio (%) and
b.	LTV Ratio at Maturity /ARD (%)

characteristics for the Mortgage Loan identified on the Final Data File as “Welcome Hospitality Portfolio,” Citigroup, on behalf of the Depositor, instructed us to use the sum of:

i.	The “As Stabilized Appraised Value ($),” as shown on the Final Data File, for the Underlying Property identified on the Final Data File as “Hilton Scranton Downtown” and
ii.	The “Appraised Value ($),” as shown on the Final Data File, for the Underlying Property identified on the Final Data File as “Hampton Inn West Springfield.”

For each Pari Passu Mortgage Loan, Citigroup, Rialto and MC-Five Mile, on behalf of the Depositor, instructed us to use the combined annual debt service for the Mortgage Loan and the related Companion Loan(s), which is twelve (12) times the sum of the:

i.	Monthly Debt Service ($) and
ii.	Pari Passu Companion Loan Monthly Debt Service ($),

both as shown on the Final Data File, to recalculate the:

(a)	Underwritten NOI DSCR (x),
(b)	Underwritten NCF DSCR (x),
(c)	2013 NCF DSCR,
(d)	2014 NCF DSCR,
(e)	2015 NCF DSCR and
(f)	Most Recent NCF DSCR

characteristics.

For each Pari Passu Mortgage Loan, Citigroup, Rialto and MC-Five Mile, on behalf of the Depositor, instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Companion Loan(s), which is the sum of:

a.	The “Cut-off Date Balance ($)” of the Mortgage Loan and
b.	The “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” of the related Companion Loan(s),

both as shown on the Final Data File, to recalculate the:

i.	Cut-off Date LTV Ratio (%),
ii.	Debt Yield on Underwritten Net Operating Income (%),
iii.	Debt Yield on Underwritten Net Cash Flow (%) and
iv.	Loan Per Unit ($)

characteristics.

Attachment A Page 8 of 15

16. (continued)

For each Pari Passu Mortgage Loan, Citigroup, Rialto and MC-Five Mile, on behalf of the Depositor, instructed us to use the combined principal balance as of the “Maturity / ARD Date” for the Mortgage Loan and related Companion Loan(s), which is the sum of:

a.	The “Balloon Balance ($)” of the Mortgage Loan and
b.	The “Pari Passu Companion Loan Balloon Balance (Non-trust)” of the related Companion Loan(s),

both as shown on the Final Data File, to recalculate the “LTV Ratio at Maturity (%)” characteristic.

For the Underlying Properties related to each Multiple Property Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the aggregate:

a.	Underwritten NOI DSCR (x),
b.	Underwritten NCF DSCR (x),
c.	2013 NCF DSCR,
d.	2014 NCF DSCR,
e.	2015 NCF DSCR,
f.	Most Recent NCF DSCR,
g.	Cut-off Date LTV Ratio (%),
h.	LTV Ratio at Maturity / ARD (%),
i.	Debt Yield on Underwritten Net Operating Income (%) and
j.	Debt Yield on Underwritten Net Cash Flow (%)

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through j. above for each Underlying Property associated with such Multiple Property Loan.

For the Mortgage Loans identified on the Final Data File with the “Crossed Group” characteristic as “Group A” (“Crossed Loan Group A”), we were instructed by Citigroup, on behalf of the Depositor, to recalculate the:

a.	Underwritten NOI DSCR (x),
b.	Underwritten NCF DSCR (x),
c.	2013 NCF DSCR,
d.	2014 NCF DSCR,
e.	2015 NCF DSCR,
f.	Most Recent NCF DSCR,
g.	Cut-off Date LTV Ratio (%),
h.	LTV Ratio at Maturity / ARD (%),
i.	Debt Yield on Underwritten Net Operating Income (%) and
j.	Debt Yield on Underwritten Net Cash Flow (%)

characteristics on an aggregate basis for those Mortgage Loans in “Crossed Loan Group A.”

Attachment A Page 9 of 15

16. (continued)

For the Mortgage Loans identified on the Final Data File with the “Crossed Group” characteristic as “Group B” (“Crossed Loan Group B”), we were instructed by Citigroup, on behalf of the Depositor, to recalculate the:

a.	Underwritten NOI DSCR (x),
b.	Underwritten NCF DSCR (x),
c.	2013 NCF DSCR,
d.	2014 NCF DSCR,
e.	2015 NCF DSCR,
f.	Most Recent NCF DSCR,
g.	Cut-off Date LTV Ratio (%),
h.	LTV Ratio at Maturity / ARD (%),
i.	Debt Yield on Underwritten Net Operating Income (%) and
j.	Debt Yield on Underwritten Net Cash Flow (%)

characteristics on an aggregate basis for those Mortgage Loans in “Crossed Loan Group B.”

Additionally, for the purpose of recalculating the:

a.	Underwritten NOI DSCR (x),
b.	Underwritten NCF DSCR (x),
c.	2013 NCF DSCR,
d.	2014 NCF DSCR,
e.	2015 NCF DSCR and
f.	Most Recent NCF DSCR

characteristics for the Mortgage Loans in Crossed Loan Group B (which are all Interest Only Loans and which all have an “Interest Accrual Method” of “Actual/360” on the Final Data File), Citigroup, on behalf of the Depositor, instructed us to use an adjusted annual debt service amount, which Citigroup, on behalf of the Depositor, instructed us to recalculate as the product of:

i.	The result of:

(a)	The aggregate “Original Balance ($)” of the Mortgage Loans in Crossed Loan Group B,

Minus

(b)	The “Upfront Other Reserve ($)” for the Mortgage Loan identified on Final Data File as “120 St. Marks Place” (the “120 St. Marks Place Mortgage Loan”), as shown on the Final Data File,
ii.	4.25%, which is the “Mortgage Loan Rate (%)” of each Mortgage Loan in Crossed Loan Group B, and

iii.	365/360.

Additionally, for the purpose of recalculating the:

a.	Cut-off Date LTV Ratio (%),
b.	Debt Yield on Underwritten Net Operating Income (%) and
c.	Debt Yield on Underwritten Net Cash Flow (%)

characteristics for the Mortgage Loans in Crossed Loan Group B, Citigroup, on behalf of the Depositor, instructed us to decrease the aggregate “Cut-off Date Balance ($)” of the Mortgage Loans in Crossed Loan Group B used for these recalculations by the amount of the “Upfront Other Reserve ($)” for the 120 St. Marks Place Mortgage Loan, as shown on the Final Data File.

Attachment A Page 10 of 15

16. (continued)

Additionally, for the purpose of recalculating the “LTV Ratio at Maturity / ARD (%)” characteristic for the Mortgage Loans in Crossed Loan Group B, Citigroup, on behalf of the Depositor, instructed us to decrease the aggregate “Balloon Balance ($)” of the Mortgage Loans in Crossed Loan Group B used for this recalculation by the amount of the “Upfront Other Reserve ($)” for the 120 St. Marks Place Mortgage Loan, as shown on the Final Data File.

For the Mortgage Loans identified on the Final Data File with the “Crossed Group” characteristic as “Group C” (“Crossed Loan Group C”), we were instructed by Citigroup, on behalf of the Depositor, to recalculate the:

a.	Underwritten NOI DSCR (x),
b.	Underwritten NCF DSCR (x),
c.	2013 NCF DSCR,
d.	2014 NCF DSCR,
e.	2015 NCF DSCR,
f.	Most Recent NCF DSCR,
g.	Cut-off Date LTV Ratio (%),
h.	LTV Ratio at Maturity / ARD (%),
i.	Debt Yield on Underwritten Net Operating Income (%) and
j.	Debt Yield on Underwritten Net Cash Flow (%)

characteristics on an aggregate basis for those Mortgage Loans in “Crossed Loan Group C.”

17.	Using:
a.	Information on the Final Data File,
b.	Information on the Source Documents and/or
c.	Information on the Secondary Financing Documents (as defined in Note 23 of

Exhibit 2 to Attachment A) provided by Citigroup, on behalf of the Depositor,

for the Mortgage Loan With Existing Mezzanine Debt (as defined in Note 23 of Exhibit 2 to Attachment A), which has a value greater than $0.00 for the “Mezzanine Debt Original Amount” characteristic on the Final Data File, we recalculated the principal balance as of the Cut-off Date of the mezzanine debt associated with the Mortgage Loan With Existing Mezzanine Debt (the “Mezzanine Debt Cut-off Date Balance”), assuming all scheduled payments of principal and/or interest on the mezzanine debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Citigroup, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For each Mortgage Loan other than the Mortgage Loan With Existing Mezzanine Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Mezzanine Debt Cut-off Date Balance” characteristic on the Final Data File.

Attachment A Page 11 of 15

18.	Using the:
a.	Original Balance ($),
b.	Pari Passu Companion Loan Original Balance (Non-trust),
c.	Cut-off Date Balance ($),
d.	Pari Passu Companion Loan Cut-off Date Balance (Non-trust),
e.	Balloon Balance ($),
f.	Pari Passu Companion Loan Balloon Balance (Non-trust),
g.	Mortgage Loan Rate (%),
h.	Monthly Debt Service ($) and
i.	Pari Passu Companion Loan Monthly Debt Service ($)

of each Pari Passu Mortgage Loan, as applicable, all as shown on the Final Data File, and the respective interest rate of the Companion Loan(s) associated with each Pari Passu Mortgage Loan, as shown on the applicable loan agreement and/or loan modification agreement Source Document, we recalculated the:

i.          Whole Loan Original Balance,

ii.         Whole Loan Cut-off Date Balance,

iii.        Whole Loan Balloon Balance,

iv.        Whole Loan Interest Rate and

v.         Whole Loan Annual Payment

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan which is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” as the value on the Final Data File for each of the characteristics listed in i. through v. above.

19.	Using the:
a.	Whole Loan Cut-off Date Balance,
b.	Whole Loan Annual Payment,
c.	Underwritten Net Cash Flow ($) and
d.	Appraised Value ($)

of each Pari Passu Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.          Whole Loan DSCR and

ii.         Whole Loan LTV

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “Whole Loan DSCR” to two decimal places and the “Whole Loan LTV” to the nearest 1/10th of one percent.

For each Mortgage Loan which is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Whole Loan DSCR” and “Whole Loan LTV” characteristics on the Final Data File.

Attachment A Page 12 of 15

20.	Using the:
a.	Whole Loan Original Balance,
b.	Mezzanine Debt Original Amount,
c.	Whole Loan Cut-off Date Balance,
d.	Mezzanine Debt Cut-off Date Balance,
e.	Whole Loan Interest Rate,
f.	Mezzanine Debt Interest Rate,
g.	Whole Loan Annual Payment and
h.	Mezzanine Debt Annual Payment

of the Mortgage Loan With Existing Mezzanine Debt (which is also a Pari Passu Mortgage Loan), as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Loan Cut-off Date Balance,
iii.	Total Loan Interest Rate and
iv.	Total Loan Annual Payment

of the Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan other than the Mortgage Loan With Existing Mezzanine Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” as the value on the Final Data File for each of the characteristics listed in i. through iv. above.

21.	Using the:
a.	Total Loan Cut-off Date Balance,
b.	Total Loan Annual Payment,
c.	Underwritten Net Cash Flow ($) and
d.	Appraised Value ($)

of the Mortgage Loan With Existing Mezzanine Debt, as applicable, all as shown on the Final Data File, we recalculated the:

i	Total Loan DSCR and
ii.	Total Loan LTV

 of the Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Citigroup, on behalf of the Depositor, to round the “Total Loan DSCR” to two decimal places and the “Total Loan LTV” to the nearest 1/10th of one percent.

For each Mortgage Loan other than the Mortgage Loan With Existing Mezzanine Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Total Loan DSCR” and “Total Loan LTV” characteristics on the Final Data File.

Attachment A Page 13 of 15

22.	For each Mortgage Loan identified on the Final Data File with the “Loan Purpose” characteristic as “Refinance” (the “Refinance Loans”) or “Recapitalization” (the “Recapitalization Loans”), except for the Refinance Loans identified on the Final Data File as:
a.	Crocker Park Phase One & Two,
b.	Jay Scutti Plaza,
c.	Marriott – Livonia at Laurel Park,
d.	Holiday Inn Express West Point,
e.	4349 Avery Drive,
f.	334 Grand Street and
g.	Newport Plaza Shopping Center (together, the “Refinance Loans With Principal’s New Cash Contribution”),

the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “$0.00” for the “Principal’s New Cash Contribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	For each Refinance Loan and Recapitalization Loan, except for the Refinance Loans With Principal’s New Cash Contribution, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the total sources of funding for the borrower (the “Total Sources”) as the sum of the:
a.	Loan Amount (sources),
b.	Subordinate Debt,
c.	Other Sources and
d.	Principal’s New Cash Contribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

24.	For each Refinance Loan and Recapitalization Loan, except for the Refinance Loans With Principal’s New Cash Contribution, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Principal Equity Distribution” as the difference between the:
a.	Total Sources and
b.	Sum of the:
i.	Loan Payoff,
ii.	Purchase Price,
iii.	Closing Costs,
iv.	Reserves and
v.	Other Uses,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Attachment A Page 14 of 15

25.	For:
a.	The Mortgage Loans identified on the Final Data File with the “Loan Purpose” characteristic as “Acquisition” (the “Acquisition Loans”), except for the Acquisition Loan identified on the Final Data File as “Reynolds MHC Portfolio IV” (the “Reynolds MHC Portfolio IV Mortgage Loan”), which is described in the succeeding paragraph of this Item 25.,
b.	The Mortgage Loan identified on the Final Data File with the “Loan Purpose” characteristic as “Refinance/Acquisition” (the “Refinance/Acquisition Loan”) and
c.	The Refinance Loans With Principal’s New Cash Contribution,

the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “$0.00” for the “Principal Equity Distribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Reynolds MHC Portfolio IV Mortgage Loan, information on the closing statement Source Document indicates that there was a “Principal Equity Distribution” of $2,591,038.61 which was credited to the related borrower on the closing date of the Mortgage Loan. For this Mortgage Loan, MC-Five Mile, on behalf of the Depositor, instructed us to use “$2,591,038.61” for the “Principal Equity Distribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

26.	For each Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the total uses of the loan proceeds (the “Total Uses”) as the sum of the:
a.	Loan Payoff,
b.	Purchase Price,
c.	Closing Costs,
d.	Reserves,
e.	Other Uses and
f.	Principal Equity Distribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Attachment A Page 15 of 15

27.	For each Acquisition Loan, Refinance/Acquisition Loan and Refinance Loan With Principal’s New Cash Contribution, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Principal’s New Cash Contribution” as the difference between the:
a.	Total Uses and
b.	Sum of the:
i.	Loan Amount (sources),
ii.	Subordinate Debt and
iii.	Other Sources,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

28.	For each Acquisition Loan, Refinance/Acquisition Loan and Refinance Loan With Principal’s New Cash Contribution, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Total Sources” as the sum of the:
a.	Loan Amount (sources),
b.	Subordinate Debt,
c.	Other Sources and
d.	Principal’s New Cash Contribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Welcome Hospitality Portfolio • Kroger MI Retail Portfolio • Reynolds MHC Portfolio IV	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the applicable loan agreement Source Document
• Shady Acres and Magnolia MHC	Allocated Cut-off Date Loan Amount ($)

The “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the applicable loan agreement Source Document

• Upstate NY Portfolio	Original Balance ($) and Allocated Cut-off Date Loan Amount ($)	The “Original Balance ($)” and “Allocated Cut-off Date Loan Amount ($)”of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated on the applicable appraisal report Source Document

Note:    Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns are defined in Item 12. of Attachment A and Exhibit 2 to Attachment A of this report.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
General Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit Description	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units, Pads, Rooms, Sq Ft, Beds (see Notes 2 and 3)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built (see Note 4)	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 4)	Appraisal Report, Engineering Report or Phase I Environmental Report
Occupancy (%) (see Notes 2 and 3)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Occupancy Date (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Rent Steps Date	Underwritten Rent Roll
Subsidized Housing Programs	Appraisal Report
Student / Military / Other Concentration? (Y/N)	Appraisal Report

Exhibit 2 to Attachment A

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 6)	Appraisal Report
Appraisal Date (see Note 6)	Appraisal Report
As Stabilized Appraised Value ($) (see Note 6)	Appraisal Report
As Stabilized Appraisal Date (see Note 6)	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II (see Note 7)	Phase II Environmental Report
Environmental Phase II Report Date (see Note 7)	Phase II Environmental Report
Environmental Insurance Required (Y/N) (see Note 8)	Environmental Insurance Certificate
Seismic Report Date (see Note 9)	Seismic Report
PML or SEL (%) (see Note 9)	Seismic Report
Earthquake Insurance Required (see Note 10)	Seismic Report
Blanket Insurance Policy (Yes/No)	Property Insurance Certificate or Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel

Major Tenant Information: (see Notes 2, 11 and 12)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Third Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 13)

Characteristic	Source Document(s)

2013 NOI Date	Underwriter’s Summary Report
2013 EGI ($)	Underwriter’s Summary Report
2013 Expenses ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NOI Date	Underwriter’s Summary Report
2014 EGI ($)	Underwriter’s Summary Report
2014 Expenses ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 NOI Date	Underwriter’s Summary Report
2015 EGI ($)	Underwriter’s Summary Report
2015 Expenses ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
Most Recent NOI Date (if past 2015)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2015) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2015) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2015) ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

Most Recent NCF (if past 2015) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
ADR ($) (see Note 14)	Underwriter’s Summary Report
RevPAR ($) (see Note 14)	Underwriter’s Summary Report

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Replacement Reserve Caps ($)	Loan Agreement or Loan Modification Agreement
TI/LC Caps ($)	Loan Agreement or Loan Modification Agreement
Ongoing Environmental Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing RE Tax Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Ongoing Insurance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Ongoing Other Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Other Reserve Description	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Replacement Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Upfront Environmental Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Insurance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust?	Promissory Note, Loan Agreement or Loan Modification Agreement
Sponsor	Loan Agreement or Guaranty Agreement
Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
Originator Entity Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 15)

For all Mortgage Loans:

•         Promissory Note, Loan Agreement, Loan Modification Agreement or Client Provided Schedule

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Pari Passu Companion Loan Original Balance (Non-trust) (see Note 15)	Loan Agreement, Loan Modification Agreement or Client Provided Schedule
Number of Properties	Loan Agreement, Loan Modification Agreement or Appraisal Report
Mortgage Loan Rate (%)	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 15 and 16)	Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service ($) (see Note 15)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Amortization Type	Loan Agreement or Loan Modification Agreement
Interest Accrual Method	Loan Agreement or Loan Modification Agreement
ARD (Yes / No)	Loan Agreement or Loan Modification Agreement
Maturity / ARD Date (see Note 17)	Loan Agreement or Loan Modification Agreement
Final Maturity Date	Loan Agreement or Loan Modification Agreement
Due Date	Loan Agreement or Loan Modification Agreement
Grace Period-Late Fee	Loan Agreement, Loan Modification Agreement or Promissory Note
Grace Period-Default	Loan Agreement, Loan Modification Agreement or Promissory Note
Due On Sale	Loan Agreement or Loan Modification Agreement
Due on Encumbrance	Loan Agreement or Loan Modification Agreement
Mortgage Assumable?	Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
Origination Date	Loan Agreement, Loan Modification Agreement or Closing Statement
Carve-out Guarantor	Guaranty Agreement
Recourse	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Terrorism Insurance Required	Loan Agreement or Loan Modification Agreement
First Due Date (see Note 18)	Loan Agreement or Loan Modification Agreement
Last IO Due Date	Loan Agreement or Loan Modification Agreement
First P&I Due Date	Loan Agreement or Loan Modification Agreement
Lockbox (see Note 19)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management (see Note 19)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management Triggers	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
DSCR at Trigger Level	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Prepayment Provision (see Note 20)	Loan Agreement or Loan Modification Agreement
Lockout Period (see Note 20)	Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 20 and 21)	Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 20 and 22)	Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Note 21)	Loan Agreement or Loan Modification Agreement
Day of Month Prepayment Permitted	Loan Agreement or Loan Modification Agreement
Open Period Begin Date (see Note 22)	Loan Agreement or Loan Modification Agreement
Open Period (Payments)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment Type	Loan Agreement or Loan Modification Agreement
Yield Maintenance Index	Loan Agreement or Loan Modification Agreement
Yield Maintenance Discount	Loan Agreement or Loan Modification Agreement
Yield Maintenance Margin	Loan Agreement or Loan Modification Agreement
Yield Maintenance Calculation Method	Loan Agreement or Loan Modification Agreement
Release Provisions (Y/N)	Loan Agreement or Loan Modification Agreement
Single Purpose Borrower (Y/N)	Loan Agreement or Loan Modification Agreement
Condominium Present?	Loan Agreement or Loan Modification Agreement
Tenant In Common (Yes/No)?	Loan Agreement, Loan Modification Agreement or Recorded Memorandum of Agreement Among Co-Owners
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Overlapping Fee Interest?	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Y/N	Ground Lease, Ground Lease Estoppel, Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Payment ($)	Ground Lease or Ground Lease Estoppel
Ground Lease Extension (Y/N)	Ground Lease or Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date after all Extensions	Ground Lease or Ground Lease Estoppel
Cross Collateralized (Y/N)	Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Crossed Group	Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Letter of Credit?	Letter of Credit, Loan Agreement or Loan Modification Agreement
Letter of Credit Balance	Letter of Credit, Loan Agreement or Loan Modification Agreement
Letter of Credit Description	Letter of Credit, Loan Agreement or Loan Modification Agreement
B Note Original Amount (see Note 23)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Name of Mezzanine Lender (see Note 23)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Original Amount (see Note 23)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Mezzanine Debt Interest Rate (see Note 23)	Secondary Financing Documents
Mezzanine Debt Maturity Date (see Note 23)	Secondary Financing Documents
Mezzanine Debt Annual Payment (see Note 23)	Secondary Financing Documents
Other Subordinate Debt Balance (see Note 23)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Subordinate Debt Type (see Note 23)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Future Debt Allowed?	Loan Agreement or Loan Modification Agreement
Loan Purpose	Closing Statement or Asset Summary Report
Property Manager	Management Agreement, Operating Agreement, Loan Agreement or Loan Modification Agreement
Hotel Franchise Flag	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Franchise Agreement Expiration	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Prior Securitizations (see Note 24)	Bloomberg Screenshot or Trepp Screenshot

Sources Information:

Characteristic	Source Document(s)

Loan Amount (sources)	Closing Statement or Loan Agreement
Subordinate Debt	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Sources	Closing Statement

Uses Information:

Characteristic	Source Document(s)

Loan Payoff	Closing Statement
Purchase Price	Closing Statement, Purchase and Sale Agreement or Purchase Price Schedule
Closing Costs	Closing Statement
Reserves	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Uses	Closing Statement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics for each mortgaged property on the Combined Data File, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Units, Pads, Rooms, Sq Ft, Beds,” “Occupancy (%)” and “Major Tenant Information” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to include the improvements associated with ground lease tenants, all as shown on the applicable Source Documents.

3.	For the purpose of comparing the “Units, Pads, Rooms, Sq Ft, Beds” characteristic for the Underlying Properties that secure the Mortgage Loan identified on the Combined Data File as “Shady Acres and Magnolia MHC,“ MC-Five Mile, on behalf of the Depositor, instructed us to include the pads identified on the borrower rent roll Source Document as “RV” at each Underlying Property. For the purpose of comparing the “Occupancy (%)” characteristic, MC-Five Mile, on behalf of the Depositor, instructed us to exclude the pads identified on the borrower rent roll Source Document as “RV” at each Underlying Property.

4.	For each Mortgage Loan (or, if applicable, each specific Underlying Property that secures a Mortgage Loan) listed in Table A1, Citigroup and Rialto, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown on the applicable Source Document(s).

Table A1:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Citigroup	Crocker Park Phase One & Two	NAP	Year Built	2004	2004-2010

Rialto	Stone Ranch Apartments	NAP	Year Renovated	NAP	2013, 2015

Citigroup	514-516 East 6th Street	NAP	Year Renovated	NAP	2007

We performed no procedures to determine the accuracy, completeness or reasonableness of the information in Table A1 that was provided by Citigroup and Rialto, on behalf of the Depositor.

Exhibit 2 to Attachment A

Notes: (continued)

5.	For the mortgaged properties identified on the Combined Data File with the “Single Tenant (Y/N)” characteristic as “Yes,” Citigroup, Rialto and MC-Five Mile, on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

6.	For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics for the Underlying Properties identified on the Combined Data File as “Brookside MHP,” “Martins” and “Country Manor,” Rialto, on behalf of the Depositor, instructed us to use the “As Is Market Value (with Homes)” appraised value and the corresponding date associated with such appraised value, both as shown on the applicable appraisal report Source Document.

For the purpose of comparing the “As Stabilized Appraised Value ($)” and “As Stabilized Appraisal Date” characteristics for the Mortgage Loan identified on the Combined Data File as “Stone Ranch Apartments” (the “Stone Ranch Apartments Mortgage Loan”), Rialto, on behalf of the Depositor, instructed us to use the “Prospective As If Renovated” appraised value and the corresponding date associated with such appraised value, both as shown on the appraisal report Source Document.

7.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the ”Environmental Phase II” and “Environmental Phase II Report Date” characteristics only for Mortgage Loans and/or mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

8.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Environmental Insurance Required (Y/N)” characteristic only for Mortgage Loans and/or mortgaged properties (if any) that contained an environmental insurance certificate Source Document in the related loan file. We performed no procedures to determine if any Mortgage Loan and/or mortgaged property on the Combined Data File that did not contain an environmental insurance certificate Source Document in the related loan file was required by the applicable Mortgage Loan Seller to obtain environmental insurance for the related mortgaged property.

9.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for Mortgage Loans and/or mortgaged properties that contained a seismic report Source Document in the related loan file. For each Mortgage Loan and/or mortgaged property that does not contain a seismic report Source Document in the related loan file, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

10.	For each Mortgage Loan and/or mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” characteristic on the Combined Data File is greater than or equal to 20%. If the “PML or SEL (%)” characteristic on the Combined Data File is less than 20% or is “NAP” (see Note 9 above), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

11.	For the purpose of comparing the “Major Tenant Information” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown on the applicable Source Document. Furthermore, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, all as shown on the applicable Source Document.

12.	For the purpose of comparing the “Major Tenant Information” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown on the applicable Source Document.

13.	For the purpose of comparing the “Underwriting Information” characteristics for each mortgaged property on the Combined Data File (except for the “ADR ($)” and “RevPAR ($)” characteristics), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

14.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “ADR ($)” and “RevPAR ($)” characteristics only for Mortgage Loans and/or mortgaged properties with a “General Property Type” of “Hospitality” on the Combined Data File.

For the purpose of comparing the “ADR ($)” and “RevPAR ($)” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “most recent” or “trailing 12 month” values on the underwriter’s summary report Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

15.	Citigroup, Rialto and MC-Five Mile, on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more pari-passu components of a mortgage whole loan (each, a “Whole Loan”), which also has one or more pari-passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”). For each Whole Loan listed in Table A2, the applicable Source Document or other schedule provided by Citigroup and Rialto, on behalf of the Depositor (the “Client Provided Schedules,” together with the applicable Source Documents, the “Data Sources”) listed in the “Data Source” column of Table A2 indicates that the Whole Loan was split into multiple pari-passu components (each, a “Note Component”), which are listed in the “Note Component(s)” column of Table A2.

Table A2:
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

Vertex Pharmaceuticals HQ	Citigroup	Mortgage Loan Companion Loans	A-6-1 A-1, A-2-1, A-2-2, A-2-3, A-3, A-4, A-5, A-6-2, A-7	Interest Only – ARD	Schedule provided by Citigroup

Opry Mills	Citigroup	Mortgage Loan Companion Loans	A-5-1 A-1, A-2, A-3, A-4, A-5-2	Interest Only	Schedule provided by Citigroup

Crocker Park Phase One & Two	Citigroup	Mortgage Loan Companion Loans	A-1 A-2, A-3, A-4	Interest Only, then Amortizing	Loan Modification Agreement

Staybridge Suites Times Square	Citigroup	Mortgage Loan Companion Loan	A-2 A-1	Interest Only, then Amortizing	Loan Agreement

Hyatt Regency Huntington Beach Resort & Spa	Citigroup	Mortgage Loan Companion Loans	A-1-2, A-3-2, A-1-1, A-2, A-3-1, A-4, A-5	Interest Only, Then Amortizing	Schedule provided by Citigroup

Kroger (Roundy’s) Distribution Center	Rialto	Mortgage Loan Companion Loan	A-2 A-1	Interest Only, Then Amortizing	Loan Modification Agreement

Jay Scutti Plaza	MC-Five Mile	Mortgage Loan Companion Loan	A-2 A-1	Interest Only, Then Amortizing	Loan Modification Agreement

Hilton Garden Inn Athens Downtown	Rialto	Mortgage Loan Companion Loan	A-1 A-2	Amortizing	Schedule provided by Rialto

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, Citigroup, Rialto and MC-Five Mile, on behalf of the Depositor, instructed us to use information on the applicable Data Source listed in the “Data Source” column of Table A2 for the Note Component(s) that are listed in the “Note Component(s)” column of Table A2 that are associated with the Mortgage Loan portion of each Whole Loan that is listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

Exhibit 2 to Attachment A

Notes: (continued)

15. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Original Balance (Non-trust)” characteristic for each Pari Passu Mortgage Loan, Citigroup, Rialto and MC-Five Mile, on behalf of the Depositor, instructed us to use information on the applicable Data Source listed in the “Data Source” column of Table A2 for the Note Component(s) that are listed in the “Note Component(s)” column of Table A2 that are associated with the Companion Loan(s) portion of each Whole Loan that is listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

Except as described in Table A2 and the preceding two paragraphs of this Note 15, we did not use the Client Provided Schedules for the purpose of comparing the “Original Balance ($)” and “Pari Passu Companion Loan Original Balance (Non-trust)” characteristics for any other Mortgage Loans.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Pari Passu Mortgage Loan with “Amortizing” listed in the “Amortization Type” column of Table A2, Rialto, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown on the loan agreement Source Document, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the loan agreement Source Document.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for the Pari Passu Mortgage Loan with “Amortizing” listed in the “Amortization Type” column of Table A2, Rialto, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown on the loan agreement Source Document, based on the ratio of the “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the loan agreement Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Pari Passu Mortgage Loans with “Interest Only, Then Amortizing” listed in the “Amortization Type” column of Table A2 (the “Partial IO Pari Passu Mortgage Loans”), Citigroup, Rialto and MC-Five Mile, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the “Original Interest-Only Period (Mos.)” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown on the loan agreement Source Document, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the loan agreement Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

15. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for the Partial IO Pari Passu Mortgage Loans, Citigroup, Rialto and MC-Five Mile, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown on the loan agreement Source Document, based on the ratio of the “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the loan agreement Source Document.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Interest Only” or “Interest Only – ARD” listed in the “Amortization Type” column of Table A2, each of which has an “Interest Accrual Method” of “Actual/360” on the Combined Data File, Citigroup, on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product of:

a.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File,
b.	The interest rate for the related Companion Loan(s), as shown on the applicable Source Document, and
c.	365/360.

16.	For the purpose of comparing the “Monthly Debt Service ($)” for each Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only, Then Amortizing” (the “Partial I/O Loans”), except for the Partial IO Pari Passu Mortgage Loans, which are described in Note 15 above, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Monthly Debt Service ($)” after the expiration of the “Original Interest-Only Period (Mos.),” as shown on the applicable loan agreement or loan modification agreement Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” for each Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” or “Interest Only – ARD” (collectively, the “Interest Only Loans”), all of which have an “Interest Accrual Method” of “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Combined Data File, and
c.	365/360.

Exhibit 2 to Attachment A

Notes: (continued)

17.	For the Mortgage Loan identified on the Combined Data File as “Vertex Pharmaceuticals HQ,” which has “Yes” for the “ARD (Yes / No)” characteristic on the Combined Data File, Citigroup, on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown on the loan agreement Source Document, for the “Maturity / ARD Date” characteristic.

18.	For the purpose of comparing the “First Due Date” characteristic for each Mortgage Loan on the Combined Data File, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to assume that the “First Due Date” is the “Due Date” after the end of the first full interest accrual period, as shown on the loan agreement or loan modification agreement Source Document.

19.	For the purpose of comparing the “Lockbox” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Mortgage Loans secured by hospitality, multifamily and manufactured housing community mortgaged properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender.
b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Mortgage Loans secured by hospitality, multifamily and manufactured housing community mortgaged properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager.
c.	Soft Springing - the borrower is required to deposit, or cause the property manager to deposit, all rents collected into a lockbox account until the occurrence of an event of default or one or more specified trigger events under the loan documents, at which time the lockbox account converts to a “Hard” lockbox.
d.	Springing - a lockbox that is not currently in place, but the loan documents require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the loan documents.

Exhibit 2 to Attachment A

Notes: (continued)

19. (continued)

For the purpose of comparing the “Cash Management” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:

a.	In Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the loan documents have occurred and are outstanding) generally on a daily basis.
b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the loan documents, funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the loan documents, funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the loan documents.

20.	For the purpose of comparing the:
a.	Prepayment Provision,
b.	Lockout Period,
c.	Lockout Expiration Date and
d.	Prepayment / Defeasance Begin Date

characteristics for each Pari Passu Mortgage Loan, Citigroup, Rialto and MC-Five Mile, on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined on the applicable loan agreement Source Document) has been securitized.

21.	For the purpose of comparing the “Lockout Expiration Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the day prior to the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayments with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the open period.

Exhibit 2 to Attachment A

Notes: (continued)

22.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayments with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

For the purpose of comparing the “Open Period Begin Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use first “Due Date” which occurs during the open period.

23.	For the purpose of comparing the:
a.	B Note Original Amount,
b.	Name of Mezzanine Lender,
c.	Mezzanine Debt Original Amount,
d.	Mezzanine Debt Interest Rate,
e.	Mezzanine Debt Maturity Date,
f.	Mezzanine Debt Annual Payment,
g.	Other Subordinate Debt Balance and
h.	Other Subordinate Debt Type

characteristics for each Mortgage Loan on the Combined Data File, either:

i.	The loan agreement and/or loan modification Source Documents describe the existence of any additional debt or
ii.	The Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, B-notes, subordination and standstill agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated on the loan agreement and/or loan modification agreement Source Documents or information indicated on the Secondary Financing Documents, we could not determine whether there is other existing secondary financing.

Exhibit 2 to Attachment A

Notes: (continued)

23. (continued)

For the Mortgage Loan identified on the Combined Data File as “Vertex Pharmaceuticals HQ” (the “Mortgage Loan With Existing Mezzanine Debt”), the applicable Source Documents and/or Secondary Financing Documents indicate that the mezzanine debt associated with the Mortgage Loan With Existing Mezzanine Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Mezzanine Debt Annual Payment” characteristic for the Mortgage Loan With Existing Mezzanine Debt, Citigroup, on behalf of the Depositor, instructed us to recalculate the “Mezzanine Debt Annual Payment” as the product of:

a.	The “Mezzanine Debt Original Amount,” as shown on the Combined Data File,
b.	The “Mezzanine Debt Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

24.	For each Mortgage Loan that the Mortgage Loan Sellers, on behalf of the Depositor, indicated was included in a previous securitization (the “Previously Securitized Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided Bloomberg Screenshot or Trepp Screenshot Source Documents relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Control Number
Loan Number
Mortgage Loan Seller
Loan / Property Flag
Administrative Fee Rate (%)
Pari Passu Split (Y/N)
Pari Passu Controlling Piece in Trust?
Pari Passu Description
B Note Cut-Off Date Balance
B Note Interest Rate
B Note Maturity Date
B Note Annual Payment
B Note Balloon Balance

Note:    We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.